Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (37.4%)
Vanguard Total Stock Market Index Fund Investor Shares	222,920,641	16,275,436

International Stock Fund (24.6%)
Vanguard Total International Stock Index Fund Investor Shares	634,081,223	10,734,995

U.S. Bond Fund (26.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,068,712,857	11,638,283

International Bond Fund (11.4%)
Vanguard Total International Bond Index Fund Investor Shares	433,341,367	4,957,425
Total Investment Companies (Cost $31,741,050)		43,606,139
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $12,809)	128,074	12,810
Total Investments (100.1%) (Cost $31,753,859)		43,618,949
Other Assets and Liabilities-Net (-0.1%)		(58,466)
Net Assets (100%)		43,560,483
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2025 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sep. 30,		Proceeds	Realized				June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund
	3	NA1	NA1	3	1	246	—	12,810
Vanguard Total Bond Market II Index Fund

	10,979,534	1,683,180	1,609,915	(34,207)	619,691	237,887	—	11,638,283
Vanguard Total International Bond Index Fund

	4,578,888	446,368	303,550	(2,650)	238,369	124,798	—	4,957,425
Vanguard Total International Stock Index Fund

	10,424,031	871,054	328,537	(11,915)	(219,638)	248,603	—	10,734,995
Vanguard Total Stock Market Index Fund

	15,883,028	1,518,677	1,249,268	115,930	7,069	208,604	—	16,275,436
Total	41,865,484	4,519,279	3,491,270	67,161	645,492	820,138	—	43,618,949
1 Not applicable—purchases and sales are for temporary cash investment purposes.